Lease Obligation - Contractual undiscounted cash flows (Details) - CAD ($)	Sep. 30, 2025	Sep. 30, 2024
Lease obligation
Contractual undiscounted cash flows	$ 2,250,220	$ 361,273
Less than one year
Lease obligation
Contractual undiscounted cash flows	169,053	206,828
One to five years
Lease obligation
Contractual undiscounted cash flows	1,031,576	$ 154,445
Five years and beyond
Lease obligation
Contractual undiscounted cash flows	$ 1,049,591